Restatement Of Previously Filed Balance Sheet - Schedule of impact of restatement on the balance sheets (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 11, 2021	Dec. 31, 2020		Sep. 30, 2020	Jul. 07, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Assets	$ 197,734,000				$ 24,589,000						$ 36,426,000
Total current liabilities	6,998,000				3,876,000						2,239,000
Total liabilities	7,670,000				4,614,000						2,904,000
Ordinary shares	0				0						0
Additional paid-in capital	1,199,000				836,000						682,000
Accumulated deficit	(81,257,000)				(63,038,000)						(49,149,000)
Total shareholders' equity (deficit)	(79,877,000)	$ (72,036,000)	$ (65,606,000)		(62,069,000)		$ (58,409,000)		$ (55,199,000)	$ (52,258,000)	(48,522,000)	$ (33,898,000)
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders' equity (deficit)	197,734,000				24,589,000						$ 36,426,000
Ivanhoe Capital Acquisition Corp [Member]
Total Assets	277,068,443			$ 278,183,053	574,310
Total current liabilities	251,405			861,057	582,131
Deferred underwriting commissions	9,660,000			9,660,000
Derivative warrant liabilities	20,759,730			22,148,000
Total liabilities	36,219,052			32,669,057	582,131
Preference shares	0			0	690	[1],[2]
Additional paid-in capital				0	24,310
Accumulated deficit	(35,151,299)			(30,486,694)	(32,821)
Total shareholders' equity (deficit)	(35,150,609)	(38,524,727)	(28,079,338)	(30,486,004)	(7,821)		$ 4,767	$ 0
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders' equity (deficit)	277,068,443			278,183,053	574,310
Ivanhoe Capital Acquisition Corp [Member] | Restatement of redeemable common stock as temporary equity
Total Assets		277,467,799	277,256,530
Total liabilities		39,992,526	29,335,868
Accumulated deficit		(38,525,417)	(28,080,028)
Total shareholders' equity (deficit)		(38,524,727)	(28,079,338)
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders' equity (deficit)		277,467,799	277,256,530
Ivanhoe Capital Acquisition Corp [Member] | Previously Reported [Member]
Preference shares
Ivanhoe Capital Acquisition Corp [Member] | Previously Reported [Member] | Restatement of redeemable common stock as temporary equity
Total Assets		277,467,799	277,256,530	278,183,053
Total current liabilities				861,057
Deferred underwriting commissions				9,660,000
Derivative warrant liabilities				0
Total liabilities		39,992,526	29,335,868	10,521,057
Preference shares				0
Additional paid-in capital		13,949,009	3,503,723	5,040,999
Accumulated deficit		(8,950,131)	1,495,258	(41,816)
Total shareholders' equity (deficit)		5,000,003	5,000,002	5,000,006
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders' equity (deficit)		277,467,799	277,256,530	278,183,053
Ivanhoe Capital Acquisition Corp [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Derivative warrant liabilities				22,148,000
Total liabilities				22,148,000
Preference shares				0
Additional paid-in capital				(5,040,999)
Accumulated deficit				(30,444,878)
Total shareholders' equity (deficit)				(35,486,010)
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders' equity (deficit)				0
Ivanhoe Capital Acquisition Corp [Member] | Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of redeemable common stock as temporary equity
Additional paid-in capital		(13,949,009)	(3,503,723)
Accumulated deficit		(29,575,286)	(29,575,286)
Total shareholders' equity (deficit)		(43,524,730)	(33,079,340)
Class A Common Stock Subject to Redemption | Ivanhoe Capital Acquisition Corp [Member]
Class A ordinary shares subject to possible redemption	276,000,000			276,000,000
Class A Common Stock Subject to Redemption | Ivanhoe Capital Acquisition Corp [Member] | Restatement of redeemable common stock as temporary equity
Class A ordinary shares subject to possible redemption		276,000,000	276,000,000	276,000,000
Class A Common Stock Subject to Redemption | Ivanhoe Capital Acquisition Corp [Member] | Previously Reported [Member] | Restatement of redeemable common stock as temporary equity
Class A ordinary shares subject to possible redemption		232,475,270	242,920,660	262,661,990
Class A Common Stock Subject to Redemption | Ivanhoe Capital Acquisition Corp [Member] | Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of redeemable common stock as temporary equity
Class A ordinary shares subject to possible redemption		43,524,730	33,079,340	13,338,010
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Ordinary shares	0			0
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member] | Previously Reported [Member] | Restatement of redeemable common stock as temporary equity
Ordinary shares		435	331	133
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Ordinary shares				(133)
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member] | Revision of Prior Period, Error Correction, Adjustment [Member] | Restatement of redeemable common stock as temporary equity
Ordinary shares		(435)	(331)
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Ordinary shares	$ 690			690	$ 690
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member] | Restatement of redeemable common stock as temporary equity
Ordinary shares		690	690
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member] | Previously Reported [Member] | Restatement of redeemable common stock as temporary equity
Ordinary shares		$ 690	$ 690	$ 690

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).